INCOME TAXES	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9 – INCOME TAXES

The income tax provision consisted of the following:

	Year Ended March 31,
	2022	2021
Current portion:
Federal	$—	$—
State	1,600	1,600
	1,600	1,600
Deferred portion:
Federal	(4,109,000)	(1,931,390)
State	(1,300,000)	(576,868)
	(5,409,000)	(2,508,258)
Change in valuation allowance	5,409,000	2,508,258
Provision for income taxes	$1,600	$1,600

At March 31, 2022, the Company had net operating loss carryforwards (NOLs) of approximately $27,600,000 for federal income tax purposes and $27,800,000 for state income tax purposes. These NOLs are available to reduce future taxable income and will expire at various times from 2037 through 2042, except federal NOLs from fiscal 2018, 2019, 2020, 2021 and 2022, which will never expire.

The Company also had federal research and development tax credit carryforwards of approximately $800,000, which will begin expiring at various times from 2038 through 2041, and state research and development credits of approximately $200,000, which do not have an expiration date.

A reconciliation of income taxes provided at the federal statutory rate (21% for each of fiscal 2022 and 2021) to the actual income tax provision is as follows:

	Year Ended March 31,
	2022	2021
Federal statutory rate	(21)%	(21)%
State tax rate, net of federal benefit	(7)%	(7)%
Permanent differences	—%	—%
Research and development tax credits	(2)%	(6)%
Section 179 assets	—%	—%
Change in valuation allowance	30%	34%
Effective income tax rate	—%	—%

The losses before income tax provision for the years ended March 31, 2022 and 2021 were solely attributable to US operations.

Significant components of the Company’s deferred tax assets and liabilities were:

	March 31,
	2022	2021
Net operating loss carryforwards	$7,731,000	$3,909,434
Stock-based compensation expense	1,824,000	554,892
Property and equipment	80,000	(18,039)
Reserves, accruals & other	(104,000)	(79,878)
Research and development tax credits	988,000	646,296
Total deferred tax assets	10,519,000	5,012,705
Section 179 assets	(97,000)	—
Total deferred tax liabilities	(97,000)	—
Less: valuation allowance	(10,422,000)	(5,012,705)
Deferred tax assets, net	$—	$—

Based on the available information and other factors, management believes it is more likely than not that the net deferred tax assets at March 31, 2022 and 2021, will not be fully realizable. Accordingly, management has recorded a full valuation allowance against its net deferred tax assets at March 31, 2022 and 2021.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements at March 31, 2022 and 2021. The Company does not expect any significant changes in its unrecognized tax benefits within twelve months of the reporting date.